Total
Gator Focus Fund
Investment Objective
The investment objective of the Fund is to seek long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)

Annual Fund Operating Expenses (Expenses that you pay each year as a % of the value of your investment)

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This expense example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until August 1, 2024. Although your actual costs may be higher or lower, based on the assumptions your cost would be:

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 52.19% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund pursues its investment objective by investing primarily in equity securities of small capitalization (“small-cap”) companies. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of small-cap companies. The Adviser considers small-cap companies to be those having market capitalizations below the market capitalization of the Russell 2000 Index’s largest capitalization company. The Fund also may invest in equity securities of mid-capitalization (“mid-cap”) companies. The Adviser considers mid-cap companies to be those having market capitalizations between (1) the market capitalization of the Russell Midcap® Index’s smallest capitalization company; and (2) the market capitalization of the Russell Midcap® Index’s largest capitalization company. The Fund’s equity investments will be primarily in common stock; however, the Fund may also make other equity investments, such as purchases of preferred stock and securities convertible into common stock. Investments made by the Fund may include investments in Master Limited Partnerships (MLPs), general partners of MLPs and companies within the financial services industry.

In selecting investments for the Fund, the Adviser primarily uses a value-focused investment philosophy derived from the Adviser’s view that the price of a company’s common stock represents, over time, the value of the company’s underlying business (often referred to as a company’s “intrinsic value”). The Adviser seeks to purchase securities of companies with high-quality underlying businesses with attributes including, but not limited to, one or more of the following factors:

• strong competitive positioning within its industry or market;

• business models with demonstrated or potentially high margins;

• financial history or projections showing potential high returns on equity;

• strong balance sheets; and

• management with a history of or prospects for successful running of the business.

Using the foregoing and other factors, the Adviser seeks to determine companies’ intrinsic values, and then purchases securities that the Adviser believes are trading at a discount to that intrinsic value. The Adviser generally seeks to sell securities when the price of the securities significantly exceeds the Adviser’s calculation of intrinsic value of the underlying business. The Adviser may also sell securities when a company’s business story or fundamentals have materially changed, or the Adviser believes a more attractive investment alternative is available.

Principal Risks of Investing in the Fund

An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal invested. There can be no assurance that the Fund will be successful in meeting its investment objective. You may lose money by investing in the Fund.

The following is a summary description of certain risks of investing in the Fund.

• Portfolio Management Risk. The strategies used and securities selected by the Fund’s Adviser may fail to produce the intended result and the Fund may not achieve its objective. The securities selected for the Fund may not perform as well as other securities that were consistent with the Fund’s investment strategy, but were not selected for the Fund. As a result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market.

• Market Risk. Securities markets are volatile and prices of all securities may decline when markets decline generally. Accordingly, the price of and the income generated by the Fund’s securities may decline in response to, among other things, adverse changes in investor sentiment, general economic and market conditions, regional or global instability, interest rate fluctuations or other factors that may cause the securities markets to decline generally.

• Sector and Regulatory Risk. While the Fund does not concentrate in any industry or group of industries, the Fund may make significant investments in one or more industry sectors, subjecting it to risks greater than risks applicable to the market generally. Weaknesses or declines in the prospects for any industry sectors in which the Fund has significant investments may adversely affect the prices of these securities, thereby adversely affecting the net asset value of the Fund. In addition, to the extent the Fund has significant holdings in a particular regulated industry, regulatory changes affecting that industry may have an adverse impact on the prices of securities of companies in that industry, thereby adversely affecting the net asset value of the Fund.

• Company Risk. Equity securities can fluctuate in price based upon many different factors, including among others, changes in the company’s financial condition or prospects, or changes in market or economic conditions affecting a company’s industry generally. Equity security prices also fluctuate based on investors’ perceptions of a security’s value, regardless of the accuracy of those perceptions.

• Small and Mid-Cap Securities Risk. Investing in the securities of small and mid-cap companies generally involves greater risk than investing in larger, more established companies. This greater risk is, in part, attributable to the fact that small and mid-cap companies may have limited product lines, operating history, markets or financial resources and their securities may therefore be more volatile than securities of larger, more established companies or market averages in general. In addition, the market for small and mid-cap securities may be more limited than the market for larger companies.

• Risks Related to Other Equity Securities. In addition to common stocks, the equity securities in the Fund’s portfolio may include preferred stock and convertible securities. Like common stocks, the value of these equity securities may fluctuate in response to many factors, including the activities of the issuer, general market and economic conditions, interest rates, and specific industry changes. Also, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses. Convertible securities entitle the holder to receive interest payments or a dividend preference until the security matures, is redeemed, or the conversion feature is exercised. As a result of the conversion feature, the interest rate or dividend preference is generally less than if the securities were non-convertible.

• Management Style Risk. The performance of the Fund will decline and may be worse than the performance of equity funds that focus on other types of equities or have a broader investment style when the Adviser’s management style (generally, value-oriented small-cap equity) is out-of-favor in the market. Since different types of equity securities (e.g., large-cap, mid-cap, small-cap) tend to shift into and out of favor with investors depending on market and economic conditions, the performance of the Fund may also be worse than the performance of equity funds that focus on other types of equities or have a broader investment style when the Adviser’s management style is out-of-favor.

• MLP Risk. An MLP is a limited partnership in which the ownership units are publicly traded. MLPs generally acquire interests in natural resources, energy, or real estate assets and distribute the resulting income to investors. Investments in MLPs are generally subject to many of the risks that apply to investments in partnerships, such as limited voting rights and fewer corporate protections relative to investors in a corporation. MLPs that concentrate in a particular industry or region are subject to risks associated with such industry or region. Investing in MLPs also involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles, such as adverse economic conditions, a decrease or increase in the market price of the MLP’s underlying holdings, regulatory actions that increase costs for the MLP or its underlying holdings, changes in interest rates, higher taxes, a shift in consumer demand or conflicts of interest with the general partner. The benefit derived from the Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes, so any change to this status would adversely affect its value. The Fund’s investment in MLPs may result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the MLP’s operating expenses in addition to paying Fund expenses.

• MLP Affiliates Risk. “MLP affiliates” are affiliates of master limited partnerships, substantially all of whose assets consist of units or ownership interests of an affiliated MLP (which may include general partner interests, incentive distribution rights, common units and subordinated units). Many MLP affiliates may be treated as C corporations for U.S. federal income tax purposes and therefore have different tax characteristics than a direct investment in an MLP. However, the assets of MLP affiliates generally consist of MLP assets or interests, and the income of MLP affiliates generally consists wholly of distributions from the MLPs they manage. Accordingly, the risks and uncertainties that affect the MLP, its operational results, financial condition, cash flows and distributions also affect the value of securities held by the MLP’s affiliate.

• Financial Services Risk. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of financial commitments they make, the interest rates they charge, the scope of their activities, the prices they charge for different services, and the amount of capital they maintain, any of which may adversely affect their prospects, business and value. Profitability of financial services companies may fluctuate significantly due to economic fluctuations, interest rate changes, competition, changes in the availability and cost of capital, changes in consumer and corporate borrowing needs and trends, rates of corporate and consumer debt defaults, variations in underwriting criteria and requirements, and changes in government regulation. Financial events (e.g., significant market trading events (including electronic-based issues), market drops or corrections and economic downturns) or deterioration of or volatility in the credit markets also generally have an adverse impact on financial institutions and markets.

Performance

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Shares from year to year and by showing how the Fund’s average annual returns for one year and since inception compare with those of a broad-based securities market index. The performance information presented is the performance of Institutional Shares only. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund may be obtained by visiting the Fund’s website at http://www.gatorcapital.com/mutual-funds or by calling the Fund at 855-270-2678.

Annual Calendar Year Performance– Institutional Shares

Quarterly Returns During This Time Period Highest 4.29% (quarter ended June 30, 2014) Lowest (15.02)% (quarter ended September 30, 2015) Year to Date 1.85% (quarter ended June 30, 2016)
Average Annual Total Returns (For the Periods Ended December 31, 2015)

*The Institutional Shares commenced operations on April 24, 2013.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). After-tax returns are shown for only the Institutional Shares and after-tax returns for Investor Shares will vary.